CHARGES (ASSETS PLEDGED)	12 Months Ended
Dec. 31, 2014
CHARGES (ASSETS PLEDGED) [Abstract]
CHARGES (ASSETS PLEDGED)
NOTE 8:-	CHARGES (ASSETS PLEDGED)

a.	As collateral for certain liabilities of the Company to others, fixed charges have been recorded on certain equipment of the Company.

b.	The Company has an outstanding bank guarantee in the amount of $430 to its Israeli office lessor to secure its obligations under the office lease agreement.